Deferred Income Tax and Other Liabilities - Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Income before income taxes	$ 29,534	$ 46,912
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense based on the above rates	$ 7,974	$ 12,666
Non-deductible expenses and permanent differences	4,286	5,149
Non-taxable portion of capital gain or loss	767	(1,827)
Withholding taxes	4,006	2,821
Change in unrecognized temporary differences and other	(3,003)	(14,606)
Total income tax expense	$ 14,030	$ 4,203